Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL INTERNATIONAL TRUST
Entity Central Index Key	0000835597
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000017607
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class F
Trading Symbol	SEITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the International Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class F Shares	$124	1.10%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

 Class F Shares outperformed its benchmark, the MSCI EAFE Index (Net), for the 12-month period ending September 30, 2024.

The Fund’s momentum strategy outperformed the benchmark over the reporting period, while value and quality lagged. This was generally a headwind to performance, especially given the Fund’s preference for value. The momentum strategy performed well as the market continued to trend upward, and themes such as semiconductors and banks outperformed consistently over the reporting period. Sector allocation did not have a significant effect on Fund performance. However, stock selection in the technology, consumer discretionary, and consumer staples sectors bolstered Fund performance. The Fund’s country positioning also had a positive impact due primarily to the exposure to emerging Asia, which benefited performance due to strength in China.

The aggregate performance of the Fund’s sub-advisors was positive over the reporting period. WCM Investment Management LLC was the top performer due to its overweight allocation to the strong-performing information technology sector (particularly software and semiconductor companies). Lazard Asset Management LLC took advantage of the strong momentum factor returns, and its short equity position, which comprises swaps—derivative contracts in which one party exchanges or swaps the values or cash flows of one asset for another—was especially beneficial to Fund performance. Multifactor quantitative manager Acadian Asset Management LLC also was bolstered by a momentum bias. The outperformance of Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust was partially driven by its underweight to the weak-performing market in Japan. Among the Fund’s value managers, Causeway Capital Management LLC outperformed the benchmark, while Pzena Investment Management, LLC slightly underperformed; value stocks lagged the overall market for the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
International Equity Fund, Class F Shares	25.13%	8.84%	5.82%
MSCI ACWI ex-USA Index (Net) (USD)	25.35%	7.59%	5.22%
MSCI EAFE Index (Net) (USD)	24.77%	8.20%	5.71%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 4,098,618,000
Holdings Count | Holding	795
Advisory Fees Paid, Amount	$ 19,785
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,098,618	795	$19,785	72%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.1%
Other Countries	16.3%
Australia	2.6%
Spain	2.7%
Denmark	3.2%
Italy	3.3%
China	3.8%
Switzerland	5.3%
Netherlands	5.3%
France	8.6%
Germany	9.2%
United States	10.2%
United Kingdom	11.5%
Japan	15.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Roche Holding AG	2.5%
Novo Nordisk A/S, Cl B	1.8%
Alibaba Group Holding Ltd	1.2%
Reckitt Benckiser Group PLC	1.1%
Sanofi SA	1.1%
CaixaBank SA	1.0%
Rexel SA	1.0%
UBS Group AG	1.0%
ABB Ltd	0.9%
Enel SpA	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The administration fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000017606
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class I
Trading Symbol	SEEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the International Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class I Shares	$152	1.35%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

 Class I Shares outperformed its benchmark, the MSCI EAFE Index (Net), for the 12-month period ending September 30, 2024.

The Fund’s momentum strategy outperformed the benchmark over the reporting period, while value and quality lagged. This was generally a headwind to performance, especially given the Fund’s preference for value. The momentum strategy performed well as the market continued to trend upward, and themes such as semiconductors and banks outperformed consistently over the reporting period. Sector allocation did not have a significant effect on Fund performance. However, stock selection in the technology, consumer discretionary, and consumer staples sectors bolstered Fund performance. The Fund’s country positioning also had a positive impact due primarily to the exposure to emerging Asia, which benefited performance due to strength in China.

The aggregate performance of the Fund’s sub-advisors was positive over the reporting period. WCM Investment Management LLC was the top performer due to its overweight allocation to the strong-performing information technology sector (particularly software and semiconductor companies). Lazard Asset Management LLC took advantage of the strong momentum factor returns, and its short equity position, which comprises swaps—derivative contracts in which one party exchanges or swaps the values or cash flows of one asset for another—was especially beneficial to Fund performance. Multifactor quantitative manager Acadian Asset Management LLC also was bolstered by a momentum bias. The outperformance of Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust was partially driven by its underweight to the weak-performing market in Japan. Among the Fund’s value managers, Causeway Capital Management LLC outperformed the benchmark, while Pzena Investment Management, LLC slightly underperformed; value stocks lagged the overall market for the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
International Equity Fund, Class I Shares	24.78%	8.58%	5.56%
MSCI ACWI ex-USA Index (Net) (USD)	25.35%	7.59%	5.22%
MSCI EAFE Index (Net) (USD)	24.77%	8.20%	5.71%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 4,098,618,000
Holdings Count | Holding	795
Advisory Fees Paid, Amount	$ 19,785
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,098,618	795	$19,785	72%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.1%
Other Countries	16.3%
Australia	2.6%
Spain	2.7%
Denmark	3.2%
Italy	3.3%
China	3.8%
Switzerland	5.3%
Netherlands	5.3%
France	8.6%
Germany	9.2%
United States	10.2%
United Kingdom	11.5%
Japan	15.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Roche Holding AG	2.5%
Novo Nordisk A/S, Cl B	1.8%
Alibaba Group Holding Ltd	1.2%
Reckitt Benckiser Group PLC	1.1%
Sanofi SA	1.1%
CaixaBank SA	1.0%
Rexel SA	1.0%
UBS Group AG	1.0%
ABB Ltd	0.9%
Enel SpA	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The administration fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000147407
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class Y
Trading Symbol	SEFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the International Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class Y Shares	$96	0.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

 Class Y Shares outperformed its benchmark, the MSCI EAFE Index (Net), for the 12-month period ending September 30, 2024.

The Fund’s momentum strategy outperformed the benchmark over the reporting period, while value and quality lagged. This was generally a headwind to performance, especially given the Fund’s preference for value. The momentum strategy performed well as the market continued to trend upward, and themes such as semiconductors and banks outperformed consistently over the reporting period. Sector allocation did not have a significant effect on Fund performance. However, stock selection in the technology, consumer discretionary, and consumer staples sectors bolstered Fund performance. The Fund’s country positioning also had a positive impact due primarily to the exposure to emerging Asia, which benefited performance due to strength in China.

The aggregate performance of the Fund’s sub-advisors was positive over the reporting period. WCM Investment Management LLC was the top performer due to its overweight allocation to the strong-performing information technology sector (particularly software and semiconductor companies). Lazard Asset Management LLC took advantage of the strong momentum factor returns, and its short equity position, which comprises swaps—derivative contracts in which one party exchanges or swaps the values or cash flows of one asset for another—was especially beneficial to Fund performance. Multifactor quantitative manager Acadian Asset Management LLC also was bolstered by a momentum bias. The outperformance of Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust was partially driven by its underweight to the weak-performing market in Japan. Among the Fund’s value managers, Causeway Capital Management LLC outperformed the benchmark, while Pzena Investment Management, LLC slightly underperformed; value stocks lagged the overall market for the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
International Equity Fund, Class Y Shares	25.42%	9.12%	6.08%
MSCI ACWI ex-USA Index (Net) (USD)	25.35%	7.59%	5.22%
MSCI EAFE Index (Net) (USD)	24.77%	8.20%	5.71%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 4,098,618,000
Holdings Count | Holding	795
Advisory Fees Paid, Amount	$ 19,785
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,098,618	795	$19,785	72%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.1%
Other Countries	16.3%
Australia	2.6%
Spain	2.7%
Denmark	3.2%
Italy	3.3%
China	3.8%
Switzerland	5.3%
Netherlands	5.3%
France	8.6%
Germany	9.2%
United States	10.2%
United Kingdom	11.5%
Japan	15.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Roche Holding AG	2.5%
Novo Nordisk A/S, Cl B	1.8%
Alibaba Group Holding Ltd	1.2%
Reckitt Benckiser Group PLC	1.1%
Sanofi SA	1.1%
CaixaBank SA	1.0%
Rexel SA	1.0%
UBS Group AG	1.0%
ABB Ltd	0.9%
Enel SpA	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The administration fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000017609
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class F
Trading Symbol	SIEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Emerging Markets Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class F Shares	$160	1.44%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the MSCI Emerging Markets Index (Net), for the 12-month period ending September 30, 2024.

While the Fund’s quality and momentum strategies garnered positive returns over the reporting period, the overweight allocation to value weighed on performance. The Index and the quality factor was led by holdings semiconductor companies with high growth rates, while positions in the high-quality consumer staples sector underperformed on weakness in Chinese consumer-related stocks. Among the Fund’s sub-advisors, Aikya Investment Management Limited was hampered by an underweight to the information technology sector due to valuations and an overweight to consumer staples. Indian equities recorded positive returns on the back of positive economic growth that contributed to the momentum strategy’s outperformance. JOHCM (USA) Inc. was underweight to both the information technology sector and Indian equities due to valuation concerns, and the manager lagged both the benchmark and the momentum factor over the reporting period. Robeco Institutional Asset Management US Inc underperformed the benchmark and the value factor due to its overweight to and weak stock selection in Brazil and Mexico, and an underweight to the strong-performing Indian market.

Fund performance for the period was bolstered by holdings in auto companies in the consumer discretionary sectors and banks across multiple countries. However, stock selection within information technology and an overweight to consumer staples hampered Fund performance. Holdings in Brazil and Mexico underperformed due to political concerns and worries regarding higher interest rates; an overweight to both countries weighed on performance. China was another major detractor from performance as the Fund had little exposure to state-owned Chinese banks, which were among China’s strongest performers over the reporting period. The positive impact of exposure to and stock selection within South Africa following investors’ favorable response to the presidential election results was not enough to offset these losses.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Equity Fund, Class F Shares	22.43%	4.65%	3.19%
MSCI ACWI ex-USA Index (Net) (USD)	25.35%	7.59%	5.22%
MSCI Emerging Markets Index (Net) (USD)	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,609,769,000
Holdings Count | Holding	483
Advisory Fees Paid, Amount	$ 12,399
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,609,769	483	$12,399	70%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.1%
Other Countries	10.2%
Malaysia	1.3%
Thailand	1.4%
Hong Kong	1.5%
United Arab Emirates	1.9%
Mexico	2.4%
Indonesia	3.0%
South Africa	5.4%
Brazil	7.0%
South Korea	12.4%
India	13.3%
Taiwan	14.2%
China	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	6.2%
Alibaba Group Holding Ltd	3.5%
Samsung Electronics Co Ltd	2.6%
Tencent Holdings Ltd	2.4%
Naspers Ltd, Cl N	2.0%
Meituan, Cl B	1.9%
Uni-President Enterprises Corp	1.5%
Itau Unibanco Holding SA ADR	1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.3%
Kia Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, KBI Global Investors (North America) Ltd. and Qtron Investments LLC were removed as Fund managers, while the quantitative investment management team was added to directly manage a portion of the Fund’s assets. In addition, during the reporting period, advisory and administration fees were reduced.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000147409
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class Y
Trading Symbol	SEQFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Emerging Markets Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class Y Shares	$133	1.19%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the MSCI Emerging Markets Index (Net), for the 12-month period ending September 30, 2024.

While the Fund’s quality and momentum strategies garnered positive returns over the reporting period, the overweight allocation to value weighed on performance. The Index and the quality factor was led by holdings semiconductor companies with high growth rates, while positions in the high-quality consumer staples sector underperformed on weakness in Chinese consumer-related stocks. Among the Fund’s sub-advisors, Aikya Investment Management Limited was hampered by an underweight to the information technology sector due to valuations and an overweight to consumer staples. Indian equities recorded positive returns on the back of positive economic growth that contributed to the momentum strategy’s outperformance. JOHCM (USA) Inc. was underweight to both the information technology sector and Indian equities due to valuation concerns, and the manager lagged both the benchmark and the momentum factor over the reporting period. Robeco Institutional Asset Management US Inc underperformed the benchmark and the value factor due to its overweight to and weak stock selection in Brazil and Mexico, and an underweight to the strong-performing Indian market.

Fund performance for the period was bolstered by holdings in auto companies in the consumer discretionary sectors and banks across multiple countries. However, stock selection within information technology and an overweight to consumer staples hampered Fund performance. Holdings in Brazil and Mexico underperformed due to political concerns and worries regarding higher interest rates; an overweight to both countries weighed on performance. China was another major detractor from performance as the Fund had little exposure to state-owned Chinese banks, which were among China’s strongest performers over the reporting period. The positive impact of exposure to and stock selection within South Africa following investors’ favorable response to the presidential election results was not enough to offset these losses.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Equity Fund, Class Y Shares	22.82%	4.92%	3.46%
MSCI ACWI ex-USA Index (Net) (USD)	25.35%	7.59%	5.22%
MSCI Emerging Markets Index (Net) (USD)	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,609,769,000
Holdings Count | Holding	483
Advisory Fees Paid, Amount	$ 12,399
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,609,769	483	$12,399	70%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.1%
Other Countries	10.2%
Malaysia	1.3%
Thailand	1.4%
Hong Kong	1.5%
United Arab Emirates	1.9%
Mexico	2.4%
Indonesia	3.0%
South Africa	5.4%
Brazil	7.0%
South Korea	12.4%
India	13.3%
Taiwan	14.2%
China	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	6.2%
Alibaba Group Holding Ltd	3.5%
Samsung Electronics Co Ltd	2.6%
Tencent Holdings Ltd	2.4%
Naspers Ltd, Cl N	2.0%
Meituan, Cl B	1.9%
Uni-President Enterprises Corp	1.5%
Itau Unibanco Holding SA ADR	1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.3%
Kia Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, KBI Global Investors (North America) Ltd. and Qtron Investments LLC were removed as Fund managers, while the quantitative investment management team was added to directly manage a portion of the Fund’s assets. In addition, during the reporting period, advisory and administration fees were reduced.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000017608
Shareholder Report [Line Items]
Fund Name	International Fixed Income Fund
Class Name	Class F
Trading Symbol	SEFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the International Fixed Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Fixed Income Fund, Class F Shares	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Bloomberg Global Aggregate ex-USD Index (USD Hedged), for the 12-month period ending September 30, 2024.

Active duration positioning had a positive impact on the Fund’s relative performance for the reporting period, driven by a long U.S. duration position, duration overweights in Australia, New Zealand and Norway, and overweights to Mexican, Colombian and Indonesian local rates. These gains were pared by duration underweights in Europe, China and the U.K. Active currency positioning had a broadly neutral effect on Fund performance. The positive contributions of long positions in the Swedish krona (SEK), British pound sterling (GBP), Japanese yen (JPY), Korean won (KRW), and Norwegian krone (NOK) were offset by short exposures to the euro (EUR), Thai baht (THB), New Zealand dollar (NZD), and Swiss franc (CHF). The Fund’s consistent yield advantage versus the benchmark also benefited performance for the period.

Among the Fund’s sub-advisors, Wellington Management Company LLP performed in line with its customized benchmark over the reporting period. Colchester Global Investors Limited outperformed its customized benchmark due to long currency positions in the SEK, GBP, JPY, Malaysian ringgit (MYR), KRW, and NOK; duration overweights in New Zealand, Norway, South Korea, Canada and Australia; and overweight allocations to Mexican, Colombian and Indonesian local rates. AllianceBernstein L.P., which was terminated as a Fund manager in May 2024, outperformed its customized benchmark due to an overweight to corporate credit. RBC Global Asset Management (UK) Limited, which was hired as a Fund manager in May 2024, underperformed its customized benchmark due to duration underweights in Japan and the U.K., as well as security selection in corporate credit.

Regarding the use of derivatives, the Fund employed foreign exchange (FX) forwards, financial futures, and interest rate swaps during the reporting period for efficient portfolio management. This was intended to hedge existing exposures and gain exposure to specific areas of the market.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
International Fixed Income Fund, Class F Shares	8.99%	-0.07%	1.81%
Bloomberg Global Aggregate Bond Index (USD)	11.99%	-0.83%	0.57%
Bloomberg Global Aggregate ex-USD Index (USD Hedged)	9.78%	0.64%	2.62%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 429,719,000
Holdings Count | Holding	1,235
Advisory Fees Paid, Amount	$ 1,318
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$429,719	1,235	$1,318	167%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-1.6%
Other Countries	20.2%
Supra-National	2.6%
Spain	3.3%
United Kingdom	3.5%
Australia	4.4%
Mexico	5.3%
Italy	5.3%
Canada	5.9%
Germany	6.8%
France	6.8%
United States	9.1%
China	9.7%
Japan	13.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Japan Government Ten Year Bond	0.100%	12/20/31	2.4%
U.S. Treasury Inflation Indexed Bonds	2.125%	04/15/29	2.1%
Bundesrepublik Deutschland Bundesanleihe	0.250%	02/15/27	2.1%
China Government Bond	2.550%	10/15/28	1.6%
Bank of China	3.200%	10/18/25	1.4%
Japan Government Thirty Year Bond	2.300%	03/20/40	1.4%
Mexican Bonos	7.500%	05/26/33	1.4%
Bundesobligation	2.400%	10/19/28	1.3%
Italy Buoni Poliennali Del Tesoro	4.050%	10/30/37	1.1%
China Government Bond	3.120%	10/25/52	1.1%

Material Fund Change [Text Block]

Material Fund Changes

RBC Global Asset Management (UK) Limited replaced AllianceBernstein L.P. as a Fund sub-advisor during the reporting period. In addition, the administration fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000147408
Shareholder Report [Line Items]
Fund Name	International Fixed Income Fund
Class Name	Class Y
Trading Symbol	SIFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the International Fixed Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Fixed Income Fund, Class Y Shares	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Bloomberg Global Aggregate ex-USD Index (USD Hedged), for the 12-month period ending September 30, 2024.

Active duration positioning had a positive impact on the Fund’s relative performance for the reporting period, driven by a long U.S. duration position, duration overweights in Australia, New Zealand and Norway, and overweights to Mexican, Colombian and Indonesian local rates. These gains were pared by duration underweights in Europe, China and the U.K. Active currency positioning had a broadly neutral effect on Fund performance. The positive contributions of long positions in the Swedish krona (SEK), British pound sterling (GBP), Japanese yen (JPY), Korean won (KRW), and Norwegian krone (NOK) were offset by short exposures to the euro (EUR), Thai baht (THB), New Zealand dollar (NZD), and Swiss franc (CHF). The Fund’s consistent yield advantage versus the benchmark also benefited performance for the period.

Among the Fund’s sub-advisors, Wellington Management Company LLP performed in line with its customized benchmark over the reporting period. Colchester Global Investors Limited outperformed its customized benchmark due to long currency positions in the SEK, GBP, JPY, Malaysian ringgit (MYR), KRW, and NOK; duration overweights in New Zealand, Norway, South Korea, Canada and Australia; and overweight allocations to Mexican, Colombian and Indonesian local rates. AllianceBernstein L.P., which was terminated as a Fund manager in May 2024, outperformed its customized benchmark due to an overweight to corporate credit. RBC Global Asset Management (UK) Limited, which was hired as a Fund manager in May 2024, underperformed its customized benchmark due to duration underweights in Japan and the U.K., as well as security selection in corporate credit.

Regarding the use of derivatives, the Fund employed foreign exchange (FX) forwards, financial futures, and interest rate swaps during the reporting period for efficient portfolio management. This was intended to hedge existing exposures and gain exposure to specific areas of the market.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
International Fixed Income Fund, Class Y Shares	9.19%	0.17%	2.03%
Bloomberg Global Aggregate Bond Index (USD)	11.99%	-0.83%	0.57%
Bloomberg Global Aggregate ex-USD Index (USD Hedged)	9.78%	0.64%	2.62%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 429,719,000
Holdings Count | Holding	1,235
Advisory Fees Paid, Amount	$ 1,318
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$429,719	1,235	$1,318	167%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-1.6%
Other Countries	20.2%
Supra-National	2.6%
Spain	3.3%
United Kingdom	3.5%
Australia	4.4%
Mexico	5.3%
Italy	5.3%
Canada	5.9%
Germany	6.8%
France	6.8%
United States	9.1%
China	9.7%
Japan	13.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Japan Government Ten Year Bond	0.100%	12/20/31	2.4%
U.S. Treasury Inflation Indexed Bonds	2.125%	04/15/29	2.1%
Bundesrepublik Deutschland Bundesanleihe	0.250%	02/15/27	2.1%
China Government Bond	2.550%	10/15/28	1.6%
Bank of China	3.200%	10/18/25	1.4%
Japan Government Thirty Year Bond	2.300%	03/20/40	1.4%
Mexican Bonos	7.500%	05/26/33	1.4%
Bundesobligation	2.400%	10/19/28	1.3%
Italy Buoni Poliennali Del Tesoro	4.050%	10/30/37	1.1%
China Government Bond	3.120%	10/25/52	1.1%

Material Fund Change [Text Block]

Material Fund Changes

RBC Global Asset Management (UK) Limited replaced AllianceBernstein L.P. as a Fund sub-advisor during the reporting period. In addition, the administration fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000017610
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class F
Trading Symbol	SITEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Emerging Markets Debt Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class F Shares	$121	1.11%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, a hybrid of 50% J.P. Morgan EMBI Global Diversified Index (JPM EMBI GD) and 50% J.P. Morgan GBI Emerging Markets Global Diversified Index (JPM GBI-EM GD), for the 12-month period ending September 30, 2024.

Fund performance was bolstered by an overweight allocation to high-yield hard currency spreads, which compressed (a decline in the yield on a previously higher-yielding bond due to strong demand) significantly over the reporting period. This theme benefited the performance of two Fund sub-advisors—Neuberger Berman Investment Advisers LLC (Argentina and Ecuador were the key country overweights) and Grantham, Mayo, Van Otterloo & Co LLC (GMO LLC) (Ecuador and Mexico were the most notable country overweights).

The second theme concerning Fund performance for the period was an overweight to local currency interest rates. Fund sub-advisor Ninety One UK Ltd. performed well due to overweight rate positions in South Africa and Ghana, both over- and underweight positions in Mexico. Colchester Global Investors Limited contributed positively to Fund performance attributable to its real yield approach, with overweight allocations to Columbia and South Africa.

The Fund’s small underweight to the U.S. dollar resulted in mixed performance during the reporting period. The U.S. dollar generally held up well against most emerging-market currencies, until the third quarter of 2024. An underweight to the U.S. dollar was a headwind to Fund performance for the period. However, this was offset by with the positive impact of overweight positions in the Kenyan shilling and Malaysian ringgit.

Regarding the use of derivatives over the reporting period, the Fund employed currency forwards, interest rate swaps, and futures. Exposure through derivative instruments had an overall positive impact on Fund performance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Debt Fund, Class F Shares	17.75%	1.06%	1.40%
Bloomberg Global Aggregate Bond Index (USD)	11.99%	-0.83%	0.57%
50/50 JPM EMBI Global Div & JPM GBI EM Global Div	16.00%	0.76%	1.97%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,088,320,000
Holdings Count | Holding	1,223
Advisory Fees Paid, Amount	$ 4,704
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,088,320	1,223	$4,704	103%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.2%
Other Countries	41.5%
Czech Republic	2.3%
Egypt	2.5%
Hungary	2.6%
Turkey	3.1%
Peru	3.4%
Brazil	3.9%
Poland	4.3%
Colombia	5.0%
Malaysia	5.6%
Indonesia	6.5%
Mexico	7.6%
South Africa	7.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Poland Government Bond	7.500%	07/25/28	1.2%
Republic of South Africa, ZAR	8.750%	01/31/44	1.2%
Mexican Bonos, MXN, Ser M20	7.750%	05/29/31	1.1%
Republic of South Africa, ZAR	8.500%	01/31/37	1.0%
Thailand Government Bond	2.650%	06/17/28	0.9%
Turkiye Government Bond	26.200%	10/05/33	0.8%
Malaysia Government Bond	3.828%	07/05/34	0.8%
Republic of South Africa	9.000%	01/31/40	0.8%
Brazil Notas do Tesouro Nacional, Serie F	10.000%	01/01/29	0.8%
Republic of South Africa, ZAR	8.000%	01/31/30	0.8%

Material Fund Change [Text Block]

Material Fund Changes

GMO LLC replaced Stone Harbor Investment Partners, a division of Virtus Fixed Income Advisers, LLC as a Fund sub-advisor during the reporting period. In addition, during the reporting period, advisory and administration fees were reduced.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000147410
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class Y
Trading Symbol	SIEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Emerging Markets Debt Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class Y Shares	$94	0.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, a hybrid of 50% J.P. Morgan EMBI Global Diversified Index (JPM EMBI GD) and 50% J.P. Morgan GBI Emerging Markets Global Diversified Index (JPM GBI-EM GD), for the 12-month period ending September 30, 2024.

Fund performance was bolstered by an overweight allocation to high-yield hard currency spreads, which compressed (a decline in the yield on a previously higher-yielding bond due to strong demand) significantly over the reporting period. This theme benefited the performance of two Fund sub-advisors—Neuberger Berman Investment Advisers LLC (Argentina and Ecuador were the key country overweights) and Grantham, Mayo, Van Otterloo & Co LLC (GMO LLC) (Ecuador and Mexico were the most notable country overweights).

The second theme concerning Fund performance for the period was an overweight to local currency interest rates. Fund sub-advisor Ninety One UK Ltd. performed well due to overweight rate positions in South Africa and Ghana, both over- and underweight positions in Mexico. Colchester Global Investors Limited contributed positively to Fund performance attributable to its real yield approach, with overweight allocations to Columbia and South Africa.

The Fund’s small underweight to the U.S. dollar resulted in mixed performance during the reporting period. The U.S. dollar generally held up well against most emerging-market currencies, until the third quarter of 2024. An underweight to the U.S. dollar was a headwind to Fund performance for the period. However, this was offset by with the positive impact of overweight positions in the Kenyan shilling and Malaysian ringgit.

Regarding the use of derivatives over the reporting period, the Fund employed currency forwards, interest rate swaps, and futures. Exposure through derivative instruments had an overall positive impact on Fund performance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Debt Fund, Class Y Shares	17.95%	1.29%	1.65%
Bloomberg Global Aggregate Bond Index (USD)	11.99%	-0.83%	0.57%
50/50 JPM EMBI Global Div & JPM GBI EM Global Div	16.00%	0.76%	1.97%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,088,320,000
Holdings Count | Holding	1,223
Advisory Fees Paid, Amount	$ 4,704
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,088,320	1,223	$4,704	103%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.2%
Other Countries	41.5%
Czech Republic	2.3%
Egypt	2.5%
Hungary	2.6%
Turkey	3.1%
Peru	3.4%
Brazil	3.9%
Poland	4.3%
Colombia	5.0%
Malaysia	5.6%
Indonesia	6.5%
Mexico	7.6%
South Africa	7.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Poland Government Bond	7.500%	07/25/28	1.2%
Republic of South Africa, ZAR	8.750%	01/31/44	1.2%
Mexican Bonos, MXN, Ser M20	7.750%	05/29/31	1.1%
Republic of South Africa, ZAR	8.500%	01/31/37	1.0%
Thailand Government Bond	2.650%	06/17/28	0.9%
Turkiye Government Bond	26.200%	10/05/33	0.8%
Malaysia Government Bond	3.828%	07/05/34	0.8%
Republic of South Africa	9.000%	01/31/40	0.8%
Brazil Notas do Tesouro Nacional, Serie F	10.000%	01/01/29	0.8%
Republic of South Africa, ZAR	8.000%	01/31/30	0.8%

Material Fund Change [Text Block]

Material Fund Changes

GMO LLC replaced Stone Harbor Investment Partners, a division of Virtus Fixed Income Advisers, LLC as a Fund sub-advisor during the reporting period. In addition, during the reporting period, advisory and administration fees were reduced.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.